January 29, 2010

VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Neuberger Berman Equity Funds
--Neuberger Berman Intrinsic Value Fund,
Institutional Class, Class A and Class C
File Nos. 002-11357; 811-00582

Re: Request for Selective Review for Post-Effective Amendment No. 148

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of Neuberger Berman Equity Funds (“Registrant”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 148 to the Registrant’s Registration Statement on Form N-1A (“PEA 148”) on behalf of Neuberger Berman Intrinsic Value Fund (“Fund”). PEA 148 includes the Class A, Class C and Institutional Class prospectus (the “Prospectus”) and statement of additional information (the “SAI”), relating to the Registrant’s issuance of Class A, Class C and Institutional Class shares of the Fund. This transmission includes a conformed signature page signed by power of attorney for the Registrant and a majority of the Trustees, the manually signed originals of which are maintained at the office of the Registrant.

The primary purpose of this filing is to add the Fund as a new series of the Registrant. The Fund will have three classes of shares – Class A, Class C and Institutional Class. Due to the compliance dates for the recent amendments to Form N-1A, this Registration Statement also reflects the changes made to comply with those new amendments. This filing is not intended to affect the prospectus or SAI of Class R3 of Neuberger Berman Genesis Fund which was included in a 485(a) filing on January 19, 2010 and which is not yet effective, or the prospectus or SAI of any Class of any of the previously registered series of the Registrant.

The form of the Prospectus and the section of the Prospectus titled “Investment Manager” and “Your Investment”, are substantially the same as the Class A, Class C and Institutional Class disclosure contained in the following registration statement for Neuberger Berman Income Funds, currently under review by the Staff and expected to become effective February 28, 2010:

Post-Effective Amendment No. 77 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class A, Class C and Institutional Class shares of Neuberger Berman Core Bond Fund (Accession No. 0000898432-09-001501) (December 30, 2009).

The form of the SAI, and the entire text of the SAI (except the section titled “Investment Information”), are substantially the same as parallel disclosure in the statement of additional information for Class A, Class C and Institutional Class of Neuberger Berman Equity Income Fund contained in the currently effective registration statement for the Registrant and previously reviewed by the Staff in the following filing:

Post-Effective Amendment No. 145 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class A, Class C and Institutional Class shares of Neuberger Berman Equity Income Fund (Accession No. 0000898432-09-001263) (October 15, 2009).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing PEA 148. Pursuant to Rule 485(a)(2) under the 1933 Act, this PEA 148 will become effective 75 days after the filing date on April 14, 2010. The Registrant respectfully requests that the Staff furnish the Registrant with any comments on this filing by March 19, 2010. This will assist the Registrant in keeping to its expected commencement of operations date and prospectus printing schedule.

Please contact me at (202) 778-9473 or Lori L. Schneider at (202) 778-9305 with any questions or comments you may have. Thank you for your attention.

Sincerely,

/s/ Franklin H. Na